UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.3% (2.9% of Total Investments)

$370	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 353,409
	2002, 5.375%, 5/15/33

1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%,	6/13 at 100.00	BBB	1,451,040
	6/01/33

450	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	455,643

	Education and Civic Organizations - 22.6% (15.1% of Total Investments)

1,000	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern	1/07 at 102.00	AAA	1,067,230
	Art, Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,107,170
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

395	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	408,272
	Facilities, Series 1999B, 5.125%, 7/01/28 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,196,400
	Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured

100	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	106,209
	Technology, Series 1997, 5.250%, 7/01/22 - MBIA Insured

1,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	7/10 at 101.00	AAA	1,155,390
	Refunding Bonds, City University System, Series 2000A, 6.125%, 7/01/13 - AMBAC Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University, Series	9/12 at 100.00	AA	2,042,640
	2003A, 5.000%, 9/01/32 - RAAI Insured

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003,	7/13 at 100.00	AA	1,018,370
	5.000%, 7/01/32 - RAAI Insured

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,	7/12 at 100.00	Aaa	2,696,575
	Series 2002A, 5.250%, 7/01/22 - AMBAC Insured

	Healthcare - 20.7% (13.8% of Total Investments)

500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	556,470
	2002A, 5.500%, 2/15/17 - FSA Insured

2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	2,848,771
	2003A, 5.250%, 2/15/21 - AMBAC Insured

830	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	926,413
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	26,537
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	792,188
	Series 2003B, 5.500%, 7/01/23

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,	5/13 at 100.00	A3	526,010
	Series 2003, 5.375%, 5/01/23

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Lutheran	2/13 at 100.00	AAA	2,052,740
	Medical Center, Series 2003, 5.000%, 8/01/31 - MBIA Insured

3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	3,075,000
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

	Long-Term Care - 2.4% (1.6% of Total Investments)

1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,236,939
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

	Tax Obligation/General - 5.7% (3.8% of Total Investments)

2,400	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA	8/08 at 101.00	AAA	2,545,392
	Insured

225	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	246,879

195	New York, General Obligation Bonds, Series 1998B, 5.000%, 3/01/17 - AMBAC Insured	3/08 at 101.00	AAA	208,802

	Tax Obligation/Limited - 52.9% (35.4% of Total Investments)

2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series	No Opt. Call	AAA	3,049,419
	2004A, 5.250%, 8/15/12 - MBIA Insured

1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	1,042,190
	2002A, 5.000%, 7/01/25 - FGIC Insured

560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	578,710
	1/01/34

3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	3,301,410
	2003C, 5.250%, 8/01/18 - AMBAC Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	2,109,340
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured

145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	152,675
	Facilities, Series 1999D, 5.250%, 2/15/29 - FSA Insured

1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,356,371
	Series 2002A, 5.000%, 1/01/23 - FGIC Insured

2,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,564,950
	2003A, 5.000%, 3/15/32 - FGIC Insured

3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	3,270,960
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured

3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,712,520
	4/01/20 - AMBAC Insured

565	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	636,077
	4/01/12 - AMBAC Insured

100	New York State Urban Development Corporation, Correctional Capital Facilities Revenue Refunding	1/08 at 102.00	AAA	106,225
	Bonds, Series 1998, 5.000%, 1/01/20 - MBIA Insured

2,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	2,229,100
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	643,538
455	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	477,418

1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	1,304,028
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured

750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	822,120
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

250	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-	273,255
	Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

	Transportation - 12.0% (8.1% of Total Investments)

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	1,043,900
	2002A, 5.000%, 11/15/25 - FGIC Insured

3,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Eighth	11/12 at 101.00	AAA	3,211,042
	Series 2002, 5.000%, 11/01/22 - FSA Insured

1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,040,629
	5.125%, 1/01/31 - MBIA Insured

	U.S. Guaranteed *** - 10.7% (7.2% of Total Investments)

100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC	12/09 at 100.00	AAA	120,893
	Insured

990	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	1,105,889
	Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded to 7/01/09) - MBIA Insured

1,855	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	2,078,602
	Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) - FSA Insured

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,155,490
1,000	5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,155,490

	Utilities - 16.4% (10.9% of Total Investments)

4,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	4,295,240
	5.125%, 12/01/22 - FSA Insured

2,000	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20	11/12 at 100.00	Aa2	2,127,580

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	2,127,920
	Insured

	Water and Sewer - 1.7% (1.2% of Total Investments)

870	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2003A,	7/06 at 100.00	AAA	905,478
	5.500%, 7/15/24 - MBIA Insured

$73,005	Total Long-Term Investments (cost $75,075,362) - 149.4%			78,098,948

	Other Assets Less Liabilities - 2.3%			1,171,455

	Preferred Shares, at Liquidation Value - (51.7)%			(27,000,000)

	Net Assets Applicable to Common Shares - 100%			$52,270,403

Forward Swap Contracts outstanding at December 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).	$800,000	2/16/05	2/16/35	$(50,389)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).	600,000	1/14/05	1/14/35	(23,715)

				$(74,104)

	At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original
	Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of
	principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are
	(i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated,
	at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or
	unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on security
	transactions.

	At December 31, 2004, the cost of investments was $75,075,279.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$3,057,133
	Depreciation	(33,464)

	Net unrealized appreciation of investments	$3,023,669

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.